Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Allowances		Valuation Allowances on Net Deferred Tax Assets
Balance as of October 1, 2009	$9,878		$82,780
Charged to costs and expenses	2,710		18,344	(1)
Charged to other accounts	2,832	(3)	15,601	(2)
Deductions	(3,992)		(9,982	)(4)

Balance as of September 30, 2010	11,428		106,743
Charged to costs and expenses	7,602		24,372	(5)
Charged to other accounts	3,620	(7)	16,685	(6)
Deductions	(7,084)		(9,964	)(8)

Balance as of September 30, 2011	15,566		137,836
Charged to costs and expenses	4,498		23,708	(9)
Charged to other accounts	1,659	(7)	—
Deductions	(5,159)		(44,533	)(10)

Balance as of September 30, 2012	$16,564		$117,011

(1)	Valuation allowances on deferred tax assets incurred during fiscal 2010.

(2)	Includes valuation allowances on deferred tax assets incurred in connection with 2010 small acquisitions.

(3)	$1,503 of accounts receivable allowances were acquired as part of 2010 small acquisitions and were charged to other accounts during fiscal 2010.

(4)	$5,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(5)	Valuation allowances on deferred tax assets incurred during fiscal 2011.

(6)	Includes valuation allowances on deferred tax assets incurred in connection with 2011 small acquisition.

(7)	$1,488 and $640 were related to 2011 small acquisition and were charged to other accounts during fiscal 2011 and 2012, respectively.

(8)	$4,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(9)	Valuation allowances on deferred tax assets incurred during fiscal 2012.

(10)	$38,268 of valuation allowances on deferred tax assets were written off against the related deferred tax assets which expired unused, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.